7. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
7.	CASH AND CASH EQUIVALENTS

	Average rate (p.a.)
		12.31.17	12.31.16
Cash and bank accounts
U.S. Dollar	-	525.1	680.1
Brazilian Reais	-	135.0	46.4
Euro	-	181.8	274.3
Other currencies	-	828.3	729.6
		1,670.2	1,730.4
Cash equivalents
In Brazilian Reais
Investment funds	1.87%	5.3	26.9
Savings account	2.76%	4.0	4.8
Bank deposit certificates	6.96%	3,527.8	3,830.2
		3,537.1	3,861.9
In U.S. Dollar
Term deposit	2.95%	66.2	327.0
Overnight	0.50%	645.6	421.5
Other currencies
Term deposit	1.78%	91.7	16.1
		803.5	764.6
		6,010.8	6,356.9